Taxes on Income	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 11 - TAXES ON INCOME:

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959

Most of the production facilities of the Company and its Israeli subsidiaries have been granted ‘Approved Enterprise’ ‘Benefiting Enterprise’ or ‘Preferred Enterprise’ status under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”).  The main benefit arising from such status is the reduction in tax rates on income derived from ‘Approved Enterprises’ ‘Benefiting Enterprise’ or ‘Preferred Enterprise’.

In April 2005, substantive amendments to the Investment Law came into effect, which revised the criteria for investments qualified to receive tax benefits.  These amendments do not generally apply to investment programs approved prior to January 1, 2005.  Under the law as amended, eligible investment programs of the type in which the Company participated prior to the amendment were eligible to qualify for substantially similar benefits as a ‘Benefiting Enterprise’ subject to meeting certain criteria (replacing the previous terminology of ‘Approved Enterprise’, which required pre-approval from the Investment Center of the Ministry of Economy and Industry of the State of Israel).  As a result of these amendments, tax-exempt income generated under the provisions of the amended law will, if distributed upon liquidation or if paid to a shareholder for the purchase of his or her shares, be deemed distributed as a dividend and will subject the Company to taxes.

Since the Company is a ‘foreign investors’ company’ as defined by the Investment Law, it is entitled to a ten-year period of benefits (instead of a seven-year period).

Income derived from approved and benefited enterprises is tax exempt for a period of two years out of the ten-year period of benefits.  Based on the percentage of foreign shareholding in the Company, income derived during the remaining eight years of benefits is taxable at the rate of 15%-25%.  The period of benefits relating to the ‘benefited enterprises’ expires in phases through 2023.

The tax benefits in respect of part of the Company’s Approved Enterprises have expired.

In the event of distribution of dividends from income which was tax exempt as above, the Company would have to pay the 15%-25% tax in respect of the amount distributed.

The entitlement to the above benefits is conditional upon the Company and its Israeli subsidiaries fulfilling the conditions stipulated by the Investment Law and regulations published there under.

NOTE 11 - TAXES ON INCOME (continued):

Additional amendments to the Investment Law became effective in January 2011 and were further amended in August 2013 (the “2011 Amendment”).  Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefiting Enterprises during their benefits period.  According to the 2011 Amendment, the tax rate applicable to such income, referred to as ‘Preferred Income’, would be 15% during 2011-2012, 12.5% in 2013 and 16% thereafter.  Dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), while dividends distributed from Preferred Income would be subject to a 20% tax, commencing in 2014 (or lower, if so provided under an applicable tax treaty), which both would generally be withheld by the distributing company, provided, however, that dividends distributed from ‘Preferred Income’ from one Israeli corporation to another, would not be subject to tax.  While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from Preferred Income.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company and its Israeli subsidiaries are ‘industrial companies’ as defined by this law and as such are entitled to certain tax benefits, consisting mainly of accelerated depreciation and amortization of patents and certain other intangible property.

c.	Other applicable tax rates:
(i)	Income from other sources in Israel

Income not eligible for benefits under the Investment Law mentioned in a. above is taxed at the corporate tax rate of 25% in 2013, 26.5% in each of 2014 and 2015 and 25% as of January 1, 2016.

(ii)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence.  Certain subsidiaries operate in several jurisdictions outside Israel, some of which benefit from tax incentives such as reduced tax rates, investment tax credits and accelerated deductions.  If subsidiaries’ retained earnings are distributed to the Company in Israel in the form of dividends or otherwise, the Company may be liable to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.  The Company’s management has determined not to distribute any amounts of its subsidiaries’ undistributed income as a dividend to the Company in Israel if such distribution would result in a tax liability.  The Company intends to reinvest the amount of such profits; accordingly, no deferred income taxes have been provided for.

d.	Carryforward tax losses

Carryforward operating tax losses totaled approximately $183 million at December 31, 2015, of which $65.8 million have no expiration date.  As of December 31, 2015, the Company’s U.S. subsidiaries had a federal operating tax loss carryforward of approximately $110 million, which is included in the above $183 million amount of carryforward tax losses.  The federal operating losses carryforward can be offset against taxable income for 15-20 years and expires from 2017-2027.  The Company believes that, as a result of having undergone an ownership change within the meaning of Section 382 of the Internal Revenue Code, its ability to use its net operating loss carryforwards and other tax attributes to offset future U.S. taxable income, and thereby reduce its tax liability, is limited.

NOTE 11 - TAXES ON INCOME (continued):

As of December 31, 2015 and 2014, valuation allowance in the amount of approximately $40.6 million and $43 million, respectively, has been recorded in respect of deferred tax assets relating to these losses.

Carryforward capital losses for tax purposes totaled approximately $41 million at December 31, 2015.  Such losses have no expiration date and valuation allowance has been recorded in respect of deferred tax assets relating to these losses.

e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2015	2014
	$ in thousands
Provision for vacation	779	801
Accrued severance pay	2,783	2,860
Carryforward tax losses	59,049	57,426
Research and development costs	5,570	5,280
Taxes on undistributed income	(3,082)	(2,148)
Intangible assets	(14,022)	(19,135)
Other	2,409	1,705
	53,488	46,789
Less - valuation allowance*	50,325	45,694
	3,163	1,095

*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	45,694	48,228	51,595
Addition (reductions) during the year	4,631	(2,534)	(3,367)
Balance at end of year	50,325	45,694	48,228

Deferred taxes are included in the balance sheets as follows:

	December 31
	2015	2014
	$ in thousands
Assets:
Current deferred income taxes		8,213
Non-current deferred income taxes	20,147	13,067
	20,147	21,280
Liability:
Non-current deferred income taxes	16,984	20,185
	3,163	1,095

Realization of this deferred tax balance is conditional upon earning, in the coming years, taxable income in an appropriate amount.  The amount of the deferred tax asset, however, could be reduced in the near term if estimates of future taxable income are reduced.

NOTE 11 - TAXES ON INCOME (continued):

The deferred taxes are computed for the Company and its Israeli subsidiaries at tax rates ranging from 11% to 26.5%.  For non-Israeli subsidiaries, the deferred taxes are computed at applicable tax rates, ranging from 12% to 38%.

As stated in a. above, part of the Company’s income is tax-exempt due to the approved enterprise status granted to most of the Company’s production facilities.  The Company has decided to permanently reinvest the amount of the tax-exempt income and not to distribute such income as dividends.  Accordingly, no deferred income taxes have been provided in respect of such tax-exempt income.

The amount of tax that would have been payable had such exempt income earned through December 31, 2015 been distributed as dividends is approximately $29 million.

f.	Taxes on income included in the statements of operations

As follows:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Current:
Israeli	(66)	(665)	(78)
Non-Israeli	15,898	4,652	8,563
	15,832	3,987	8,485

Deferred:
Israeli	596	954	255
Non-Israeli	(2,640)	(1,522)	(1,813)
	(2,044)	(568)	(1,558)
Total income taxes expenses	13,788	3,419	6,927

NOTE 11 - TAXES ON INCOME (continued):

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2015	2014	2013
	$ in thousands
Income from continuing operations before taxes on income*	71,119	39,100	46,340
Theoretical tax expense on the above amount	18,847	10,362	11,585
Different tax rate arising from approved enterprises	1,196	1,278	(1,365)
	20,043	11,640	10,220
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli subsidiaries	(10,205)	(5,784)	(199)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of
measurement of income for financial reporting-net	(305)	228	(443)
Other	(376)	(131)	716
Net change in valuation allowance	4,631	(2,534)	(3,367)
Actual tax expense	13,788	3,419	6,927

Taxable in Israel	77	(7,746)	4,390
Taxable outside Israel	71,042	46,846	41,950
	71,119	39,100	46,340

g.	Tax assessments

The Company and its subsidiaries file income tax returns in multiple jurisdictions having varying statutes of limitations. For the various tax years through 2009, the Company and most of its subsidiaries have either received final tax assessments or the applicable statute of limitations rules have become effective.  Open tax years in the following substantial jurisdictions are: Israel - 2012 and onwards; Hong Kong - 2008 and onwards; United States 2009 and onwards, Japan - 2015 and onwards; United Kingdom - 2013 and onwards.

NOTE 11 - TAXES ON INCOME (continued):

h.	Uncertain tax positions

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2015, 2014 and 2013 (excluding interest and penalties):

	Year ended December 31
	2015	2014	2013
	$ in thousands
Balance at beginning of year	18,687	19,633	19,016
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,478	1,412	2,376
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during prior years	974		(869)
Decrease in unrecognized tax benefits as a result of statute of limitation expirations and tax audits	(6,735)	(2,358)	(890)
Balance at end of year *	14,404	18,687	19,633

*	Of which $118,000 at December 31, 2015, $5,275,000 at December 31, 2014 and $3,274,000 at December 31, 2013 are classified as short term liabilities.

As of December 31, 2015, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

In the years ended December 31, 2015, 2014 and 2013, the Company recorded net interest and penalties expenses for uncertain tax positions in the amounts of $(0.1) million, $(0.1) million, and $0.2 million respectively, included in income tax expense in the statements of operations.  As of December 31, 2015 and 2014, the amounts of interest and penalties accrued on the balance sheet related to unrecognized tax benefits were approximately $0.8 million and $1.1 million, respectively, which is included within income tax accruals, on the balance sheet.

i.	Adoption of new accounting standard

As described in note 1w, on November 20, 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. This update requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. The Company applied this update using the prospective method, and as a result, prior periods were not retrospectively adjusted.